Income Taxes - Income (loss) before provision for income taxes (Details) - USD ($)	11 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Loss before provision for income taxes	$ (3,418,216)
BFLY Operations Inc
Federal		$ (162,876,000)	$ (98,833,000)
Foreign		170,000	(864,000)
Loss before provision for income taxes		$ (162,706,000)	$ (99,697,000)